Senior Notes Payable	12 Months Ended
Dec. 31, 2013
Senior Notes Payable [Abstract]
Senior Notes Payable

8. Senior Notes Payable

Principle and Interest

On April 27, 2011, the Company entered into a senior note payable agreement with Venture Lending & Leasing VI, Inc. (the "Lender"). The initial loan commitment of $1,500,000 was funded in two tranches: $1,000,000 in April 2011 and $500,000 in October 2011. In May 2012, the Lender funded an additional $3,500,000 under an amendment to the 2011 agreement. Collectively, the $5,000,000 funded is referred to as the "Senior Note Payable".

The Senior Note Payable was interest-only for the first 6 months, after which it converted into a fully-amortizing 30-month term note. During the interest only period, interest on the Senior Note Payable was fixed at 13% and during the repayment period interest was charged at the prime rate plus 6.25%, subject to a minimum rate of 9.5%. The Senior Note Payable was secured by substantially all of the Company's assets, including accounts receivable, inventories, property and equipment, and intangible assets, including intellectual property.

As of December 31, 2013 and 2012, the outstanding principal of the loan amounted to $2,552,632 and $4,341,862, respectively, and the Company recorded interest expense of $447,570 and $379,312, respectively, for the years then ended.

Debt Covenants

The Senior Note Payable had various covenants that, among other things, limited the Company's ability to incur debts and liens and to make asset sales and dividend payments. In July 2013, the Company defaulted on the Senior Note Payable by failing to make a required payment when due. In November 2013, the Lender waived the default. In return for the waiver, the Lender required the Company to cure the payment default using proceeds from the November 2013 Bridge Note financing which is more fully described in Note 9, Convertible Debt. Additionally, the Company agreed to cause the surviving parent company in the Merger (see Note 18, Subsequent Events, Merger with Ekso Bionics Holdings, Inc.) to subsequently issue to the Lender warrants to purchase 225,000 shares of the surviving parent company's common stock at an exercise price of $1.00 per share. The fair value of the Lender's right to receive warrants was $95,760 based on the Black-Scholes option pricing model and was recorded as a warrant liability and reflected in other expense, net in the consolidated statement of operations.

As of December 31, 2013, the Company was in compliance with all of the Senior Note Payable's covenants.

Warrants

Under the terms of the 2011 and 2012 agreements, the Lender received warrants to purchase shares of the Company's preferred stock. Under the 2011 agreement, the Lender received warrants to purchase 128,570 shares of the Company's Series A convertible preferred stock. The 2011 warrants had an exercise price of $1.75 per share and were to expire on October 31, 2021. The fair value of the 2011 warrants at the issuance date was estimated to be $167,256 using the Black-Scholes option-pricing model.

In connection with the 2012 amendment, the Lender received additional warrants to purchase shares of Series B convertible preferred stock. The terms of the 2012 warrants varied depending on which of three conversion options the Lender chose. Since the funding date, the Lender chose to receive 257,829 shares of the Company's Series B convertible preferred stock at an exercise price of $2.10 per share and warrants to purchase 19,337 of the Company's common stock at an exercise price of $2.10 per share. The warrants expire on June 1, 2022. The fair value of the 2012 warrants on the issuance date was determined to be $355,116 using probability weighted models.

The fair value of the 2013 and 2012 warrants was recorded as a debt discount and is being amortized to expense over the term of the loan using the interest method. The accounting for the warrants is more fully discussed in Note 13, Capital Stock.

Repayment of Senior Notes Payable Subsequent to December 31, 2013

Subsequent to December 31, 2013, upon the closing of the Merger and the private placement financing discussed in Note 18, Subsequent Events, Merger with Ekso Bionics Holdings, Inc., the Senior Notes Payable were settled with proceeds from the Merger, and the warrants to purchase preferred stock issued to the Lender were exchanged for common stock; the common stock warrants remain outstanding.